Restructuring and Other - Severance Liability Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Impact of accelerated vesting on equity awards	$ 4.9	$ 7.7	$ 4.2
Restructuring Incurred Cost Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag	Accruals
LIONS GATE ENTERTAINMENT CORP [Member]
Restructuring Cost and Reserve [Line Items]
Remaining severance liability, expected to be paid in next 12 months	$ 25.2
Impact of accelerated vesting on equity awards	5.4	9.4	4.2
Severance liability
Restructuring Cost and Reserve [Line Items]
Beginning balance	19.3	3.7	0.8
Accruals	32.1	27.5	10.8
Severance payments	(27.9)	(11.9)	(7.9)
Ending balance	23.5	19.3	3.7
Remaining severance liability, expected to be paid in next 12 months	23.5
Severance liability | LIONS GATE ENTERTAINMENT CORP [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance	23.6	8.7	1.5
Accruals	35.2	37.2	18.0
Severance payments	(33.6)	(22.3)	(10.8)
Ending balance	$ 25.2	$ 23.6	$ 8.7